FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	June 30, 2005


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	August 10, 2005


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______63______________


Form 13F Information Table Value Total:	______$27,498__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE




	     Title	  								    Sole
	of			Value				Investment 	   Voting
Name of Issuer	     Class	 Cusip    (thousands)	Shares	Discretion	 Authority

The SCO Group		COM	78403A106	$2,019 	527,309 	Sole		  527,309

Jacada Ltd.			COM	M6184R101	   988 	384,430 	Sole		  384,430

Stellent Inc		COM	85856W105	   957 	127,587 	Sole		  127,587

Rightnow Technologies	COM	76657R106	   721 	 60,000 	Sole		   60,000

WebMD Corporation		COM	94769M105	   718	 70,000 	Sole		   70,000

Register.com		COM	75914G101	   660 	 80,037 	Sole		   80,037

Intevac Inc			COM	461148108	   628 	 60,000 	Sole		   60,000

Aspen Technology	 	COM	045327103	   624 	120,000 	Sole		  120,000

Doubleclick, Inc	 	COM	258609304	   618 	 73,700 	Sole		   73,700

Indus Intl			COM	45578L100	   615 	250,000 	Sole		  250,000

Transaction Sys Arch	COM	893416107	   615 	 25,000 	Sole		   25,000

Verity			COM	92343C106	   613 	 70,000 	Sole		   70,000

E.piphany, Inc		COM	26881V100	   591 	170,000 	Sole		  170,000

Open Text Corp		COM	683715106	   566 	 40,000 	Sole		   40,000

Micromuse			COM	595094103	   566 	100,000 	Sole		  100,000

The Trizetto Group	COM	896882107	   560 	 40,000 	Sole		   40,000

iBasis, Inc.		COM	450732102	   544 	200,000 	Sole		  200,000

Bindview Development	COM	090327107	   538 	195,100 	Sole	  	  195,100

Westell Technologies	COM	957541105	   538 	 90,000 	Sole		   90,000

Harmonic, Inc		COM	413160102	   531 	110,000 	Sole		  110,000

Mobius Management		COM	606925105	   524 	 79,383 	Sole		   79,383

Hollywood Media Corp	COM	436233100	   520 	120,000 	Sole		  120,000

Supportsoft, Inc		COM	868587106	   519 	100,000 	Sole		  100,000

Online Resources Corp	COM	68273G101	   508 	 45,000 	Sole		   45,000

Brooktrout, Inc		COM	114580103      502 	 45,000 	Sole		   45,000

The Ultimate Software	COM	90385D107	   492 	 30,000 	Sole		   30,000

Openwave Systems		COM	683718308	   492 	 30,000 	Sole		   30,000

Digi Intl Inc	 	COM	253798102	   474 	 40,000 	Sole		   40,000

American Science		COM	029429107	   443 	 10,000 	Sole		   10,000

Electronic Clearing	COM	285562500	   435 	 50,000 	Sole		   50,000

Eclipsys Corp		COM	278856109	   422 	 30,000 	Sole		   30,000

S1 Corporation		COM	78463B101	   400 	 85,000 	Sole		   85,000

Motive, Inc			COM	61980V107	   397 	 40,000 	Sole		   40,000

PC-Tel		 	COM	69325Q105	   391 	 50,000 	Sole		   50,000

Ceridian Corp	 	COM	156779100	   389 	 20,000 	Sole		   20,000

Cybersource			COM	23251J106	   382 	 52,308 	Sole		   52,308

Websidestory, Inc		COM	947685103	   366 	 25,000 	Sole		   25,000

Digital Insight Corp	COM	25385P106	   358 	 15,000 	Sole		   15,000

SiRF Technology		COM	82967H101	   353 	 20,000 	Sole		   20,000

Glenayre Technologies	COM	377899109	   339 	 90,400 	Sole		   90,400

Informatica Corp		COM	45666Q102	   335 	 40,000 	Sole		   40,000

Scientific-Atlanta 	COM	808655104	   332 	 10,000 	Sole		   10,000

Tyler Technologies	COM	902252105	   302 	 40,000 	Sole		   40,000

On Track Innovations	COM	M8791A109	   276 	 20,000 	Sole		   20,000

UCN, Inc			COM	902636109	   275 	141,500 	Sole		  141,500

Arris Group			COM	04269Q100	   261 	 30,000 	Sole		   30,000

PFSweb, Inc		 	COM	717098107	   245 	118,100 	Sole		  118,100

First Advantage Corp	COM	31845F100	   233 	 10,000 	Sole		   10,000

Broadwing Corp		COM	11161E101	   231 	 50,000 	Sole		   50,000

Provide Commerce Inc	COM	74373W103	   215 	 10,000 	Sole		   10,000

Covad Communications 	COM	222814204	   212 	152,000 	Sole		  152,000

At Road, Inc	 	COM	04648K105	   212 	 80,000 	Sole		   80,000

Aptimus, Inc	   	COM	03833v108	   196 	 10,000 	Sole		   10,000

Gigabeam, Inc	 	COM	37517W107	   193 	 30,000 	Sole		   30,000

Lightbridge, Inc		COM	532226107	   187 	 30,000 	Sole		   30,000

GoRemote Internet		COM	382859106	   157 	100,000 	Sole		  100,000

Terayon Comm Sys		COM	880775101	   154 	 50,000 	Sole		   50,000

PacificNet Inc		COM	69511V207	   151 	 20,000 	Sole		   20,000

Acacia Research		COM	003881307	   142 	 30,000 	Sole		   30,000

Descartes Systems	 	COM	249906108	    95 	 43,062 	Sole		   43,062

Dynabazaar Inc	 	COM	26779R104	    81 	255,605 	Sole		  255,605

Cray, Inc		 	COM	225223106	    62 	 50,000 	Sole		   50,000

I-Many Inc			COM	44973q103	    35 	 20,700 	Sole		   20,700